Financial Instruments - Contractual Maturity Dates of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying amount at
Bank loans	€ 2,319	€ 2,656
Other financial liabilities	847	934
Bonds and other marketable securities	5,390	5,429
Lease liabilities	1,082	1,142
Payable to suppliers	841	852
Other current liabilities	57	42
Derivative financial liabilities	5	6
Total carrying amount	10,541	11,061
Contractual flows
Bank loans	2,598	3,162
Other financial liabilities	1,276	1,489
Bonds and other marketable securities	6,602	6,959
Lease liabilities	1,713	1,774
Payable to suppliers	841	852
Other current liabilities	57	41
Financial derivatives	5	7
Total contractual flows	13,092	14,284
6 months or less
Contractual flows
Bank loans	185	362
Other financial liabilities	206	186
Bonds and other marketable securities	270	246
Lease liabilities	56	58
Payable to suppliers	839	848
Other current liabilities	54	24
Financial derivatives	4	7
Total contractual flows	1,614	1,731
Past due 181-365 days
Contractual flows
Bank loans	93	110
Other financial liabilities	1	7
Bonds and other marketable securities	145	147
Lease liabilities	57	59
Payable to suppliers	2	4
Other current liabilities	3	17
Total contractual flows	301	344
1-2 years
Contractual flows
Bank loans	2,309	176
Other financial liabilities	101	116
Bonds and other marketable securities	1,029	293
Lease liabilities	108	117
Financial derivatives	1
Total contractual flows	3,548	702
2 - 5 years
Contractual flows
Bank loans	11	2,514
Other financial liabilities	318	414
Bonds and other marketable securities	5,158	3,673
Lease liabilities	296	319
Total contractual flows	5,783	6,920
More than 5 years
Contractual flows
Other financial liabilities	650	766
Bonds and other marketable securities		2,600
Lease liabilities	1,196	1,221
Total contractual flows	€ 1,846	€ 4,587